Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Dates
30-Nov-2024
Actual/360 Days
31
30/360 Days
30
16-Dec-2024
15-Dec-2024
Collection Period No.
39
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Nov-2024
12-Dec-2024
13-Dec-2024
16-Dec-2024
15-Nov-2024
15-Nov-2024
Summary
Beginning
Balance
0.00
0.00
79,160,239.47
130,000,000.00
Principal
Payment
0.00
0.00
16,540,300.41
0.00
Ending
Balance
0.00
0.00
62,619,939.06
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
29.536251
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.111821
1.000000
209,160,239.47
192,619,939.06
16,540,300.41
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
249,737,213.52
3,889,911.53
253,627,125.05
40,576,974.05
233,196,913.11
3,565,886.90
236,762,800.01
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
30,344.76
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.054187
0.608333
Interest & Principal
Payment
0.00
0.00
16,570,645.17
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
29.590438
0.608333
$16,649,728.50
T
otal
$109,428.09

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
17,752,484.05
0.00
17,752,484.05
16,250,190.97
780,328.36
265,498.54
223,257.59
157,210.85
0.00
75,997.74
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
211,355.94
0.00
0.00
109,428.09
0.00
0.00
16,540,300.41
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
17,752,484.05
891,399.61
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
211,355.94
0.00
0.00
0.00
211,355.94
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
109,428.09
0.00
0.00
30,344.76
79,083.33
0.00
0.00
0.00
0.00
0.00
109,428.09
0.00
0.00
30,344.76
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
109,428.09
109,428.09
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
16,540,300.41
0.00
0.00
0.00
16,540,300.41
Aggregate Principal Distributabl
e
Amount
16,540,300.41
16,540,300.41
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,321.85
61,675.89
75,997.74
4,057,697.40
0.00
14,321.85
14,321.85
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Pool Statistics
Pool Data
3.76%
22.13
48.32
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
253,627,125.05
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
236,762,800.01
17,127
17,690
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
11,867,939.76
4,382,251.21
156,342.21
457,791.86
Pool Factor
14.28%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
17,127
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.53%
1.06%
0.32%
0.10%
100.00%
233,276,799.18
2,509,668.06
747,417.12
228,915.65
236,762,800.01
16,951
128
38
10
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.412%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
8,196.59
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.056%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
9,139,201.18
(22,635.50)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
32
1,115
Losses
(1)
Amount
457,791.86
264,503.33
215,924.03
Number of Receivables
Number of Receivables
Amount
29,852,798.17
12,232,035.64
8,481,561.35
Current
Cumulative
0.551%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.111%)
(0.401%)
0.340%
0.396%